Acquisitions	12 Months Ended
Dec. 31, 2015
Acquisitions
7.	Acquisitions

On April 15, 2015, the Company acquired 76.1% of the issued shares of Axis AB (“Axis”), a Sweden-based company listed on Nasdaq Stockholm, a global leader in the network video solution industry, primarily through a public cash tender offer for consideration of ¥ 244,725 million. In addition, the Company acquired 9.0% of the issued shares of Axis from noncontrolling shareholders primarily through an additional public cash tender offer. As a result, the Company’s aggregate interest represents 85.1% of the issued shares of Axis. The fair value of the 23.9% noncontrolling interest in Axis of ¥ 77,086 million was measured based on Axis’s common stock price on the acquisition date.

The acquisition was accounted for using the acquisition method of accounting. Acquisition-related costs were expensed as incurred and were not material.

The Company views its network surveillance camera business as a promising new business area for Canon. Canon aims to provide advanced and high-performance network solutions to its customers and improve its product competitiveness through the acquisition.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at acquisition date.

(Millions of yen)
Current assets	¥31,365

Intangible assets	60,992
Goodwill	259,863
Other noncurrent assets	2,053

Non-current assets	322,908

Total assets acquired	354,273

Total liabilities assumed	32,462

Net assets acquired	¥321,811

Intangible assets acquired, which are subject to amortization, consist of trademarks of ¥ 42,880 million, patents and developed technology of ¥ 17,823 million and software of ¥ 289 million. Canon has estimated the amortization period for the trademarks, patents and developed technology, and software to be 15 years, 7 years and 5 years, respectively. The weighted average amortization period for all intangible assets is approximately 13 years.

Goodwill recorded is attributable primarily to expected synergies from combining operations of Axis and Canon. None of the goodwill is expected to be deductible for tax purposes. The goodwill is assigned primarily to the Industry and Others Business Unit for impairment testing.

The amounts of net sales of Axis since the acquisition date included in the Canon’s consolidated statement of income for the year ended December 31, 2015 were ¥ 72,602 million. The amounts of net income of Axis included in the Canon’s consolidated statement of income were not material.

Pro forma results of operations were not disclosed because the effect on the Canon’s consolidated statement of income was not material.

Canon acquired businesses other than that described above during the year ended December 31, 2015 that were not material to its consolidated financial statements.

During the year ended December 31, 2014, Canon acquired several companies for a total cash consideration of ¥70,671 million, of which ¥30,696 million, ¥8,789 million, and ¥4,633 million was attributed to intangible assets, the related deferred tax liabilities, and other net assets acquired, respectively, and the residual amount of ¥44,131 million was recorded as goodwill. The goodwill recorded is attributable primarily to expected synergies from the combined operations of the acquired companies and Canon. None of the goodwill is expected to be deductible for tax purposes. Total acquisition-related costs were expensed as incurred and were not significant.

Intangible assets acquired, which are subject to amortization, consist of software of ¥13,290 million, customer relationships of ¥1,628 million and other intangible assets of ¥3,841 million. Canon has estimated the weighted average amortization period for the software and customer relationships to be 7 years and 6 years, respectively. The weighted average amortization period for all intangible assets is approximately 9 years. Intangible assets acquired, which are not subject to amortization, consist of in-process research and development of ¥11,937 million.

The results of operations of the acquired companies were included in Canon’s consolidated financial statements from the respective acquisition dates and were not material. Pro forma results of operations have not been disclosed because the effects of these acquisitions were not material, individually and in the aggregate.